Income Taxes (Details) - Schedule of Canada federal and state income tax benefits - Canada [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Federal
Current
Deferred	(37,879)
Federal Total	(37,879)
State
Current
Deferred	(20,202)
State Total	(20,202)
Total	$ (58,081)